Income and Expenses Items - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – right of use assets	$ 621	$ 507
Amortization - prepaid land lease payment	0	0	$ 38
Depreciation - investment property	144	33
Depreciation, amortization and lease expense	5,419	5,498	5,418
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	3,893	4,089	4,162
Depreciation – right of use assets	121	135
Amortization – intangible assets	19	10	9
Operating lease expenses	2	3	16
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	590	552	598
Depreciation – right of use assets	387	260
Amortization – intangible assets	42	39	34
Amortization - prepaid land lease payment			38
Depreciation - investment property	144	33	35
Operating lease expenses	14	170	200
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	92	93	141
Depreciation – right of use assets	113	112
Amortization – intangible assets	1	1	1
Operating lease expenses	$ 1	$ 1	$ 184